                         EMERALD FUNDS ANNUAL REPORT
                                   EMERALD
                             INSTITUTIONAL MONEY
                                 MARKET FUNDS
    PRIME ADVANTAGE INSTITUTIONAL FUND - TREASURY ADVANTAGE INSTITUTIONAL FUND
     ----------------------------------------------------------------------
                       N O V E M B E R  3 0 ,  1 9 9 6
     ----------------------------------------------------------------------





     ----------------------------------------------------------------------





     ----------------------------------------------------------------------





                                    [LOGO]

                       EMERALD FUNDS 1996 ANNUAL REPORT
                                   EMERALD
                             INSTITUTIONAL MONEY
                                 MARKET FUNDS

                      Prime Advantage Institutional Fund

                    Treasury Advantage Institutional Fund


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for one of the Emerald Funds discussed within.

THE EMERALD FUNDS ARE NOT INSURED OR PROTECTED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE NOT DEPOSITS OR OBLIGATIONS OF BARNETT BANK, ARE NOT GUARANTEED BY THE BANK AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

Investments in the Prime Advantage and Treasury Advantage Funds are neither insured nor guaranteed by the U.S. Government, and yields will fluctuate. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

Barnett Capital Advisors, Inc., under a sub-advisory agreement with Barnett Bank N.A., serves as investment adviser to the Emerald Funds, is paid a fee for its services and is unaffiliated with Emerald Asset Management, Inc., the Funds' distributor.

The service contractors for the Emerald Funds may from time to time voluntarily waive fees or reimburse Fund expenses, which temporarily increases the return to investors. These fee waivers and reimbursements may be discontinued at any time, which would reduce performance results.

The Emerald Funds prospectuses contain more complete information, including charges and expenses. Please read the prospectus carefully before investing.

BARNETT CAPITAL ADVISORS'
ECONOMIC OUTLOOK AND MARKET REVIEW
--------------------------------------------------------------------------------

WHAT IS YOUR OUTLOOK FOR THE ECONOMY IN 1997?

For 1997, Barnett Capital Advisors' expectation is for the economy to grow at a rate of about 2.5%, similar to 1996. We don't see any evidence of an oncoming recession, nor do we see any compelling evidence that the economy is on the verge of running away on the upside. We expect inflation to continue to be about 3%, which is what we've been averaging the last several years. Based on the 3.3% increase in the consumer price index, 1996 came in a little higher than previous years, but excluding food and energy, "core" prices were up by only 2.6%. We believe that inflation continues to be pretty well contained.

BECAUSE UNEMPLOYMENT IS SO LOW, AREN'T YOU CONCERNED ABOUT WAGE INFLATION?

There is certainly the potential for inflationary pressures from the labor market. But higher wage rates are only inflationary to the extent that increases in labor costs exceed productivity gains. And there is some anecdotal evidence that productivity gains have been in fact higher than what has been officially reported, because productivity in the service sector is difficult to measure. To the extent that productivity improves as wage rates go up, there's nothing necessarily inflationary about the current labor market, but we'll have to watch it very closely. On the other hand, it is also worth noting that the growth in jobs in the second half has decelerated from the first half of 1996. So things may be cooling off in the job market.

WHAT IS YOUR OUTLOOK FOR INTEREST RATES?

By the end of 1997, we believe that interest rates are likely to end up somewhat below where they are now. In the absence of accelerating inflationary pressure and economic growth, we think that the Federal Reserve is not likely to aggressively tighten in 1997, although we see little likelihood that they'll ease. Another positive for interest rates is what appears to be positive prospects with respect to the budget deficit. The environment is a good one for deficit-reduction legislation. Although the deficit has recently come down, we believe that absent legislation it will accelerate over the next few years. We've had an economic expansion that's already longer than average. Employment gains and, thus, tax collections have helped the budget on the revenue side. And the relatively low unemployment rates that we've been experiencing have helped it on the cost side. Last year at this time, we were in the middle of some fairly meaningful and at times heated debate on the issue of balanced budget legislation. As those talks unraveled, we believe that it was not a coincidence that interest rates rose after that. However, the political environment appears more cordial now.

WHAT IS YOUR OUTLOOK FOR THE BOND MARKET IN 1997?

With long-term Treasuries at 6.75% and short-term rates in the neighborhood at 5.25%, we think that bonds can be the source of some reasonably competitive returns. The interest-rate environment that we expect causes us to have a portfolio maturity somewhat longer than average. Finding value is particularly challenging in this environment because spreads between government securities and corporate debt securities are very narrow.

WHAT IS YOUR VIEW OF THE STOCK MARKET?

Although we are proceeding with caution, we believe that the outlook for the stock market continues to be favorable. This is a period similar to the 1960s, where we had low inflation, moderate economic growth,

--------------------------------------------------------------------------------

declining bond yields and valuation levels similar to now. Indeed, although valuations are rich today, price/ earnings ratios are actually lower now than they were in the 1960s. We continue to see growth in corporate profits in 1997, although at a slower rate than in 1996, when stocks rose despite rising interest rates. Since we see interest rates falling in 1997, that is certainly a positive environment for the market. And the U.S. stock market continues to attract tremendous inflows from throughout the world. Baby boomers need to continue to put money to work to fund their retirements. Additionally, on a global basis, most foreign investors continue to be underweighted in U.S. stocks.

                                PLEASE READ THE PORTFOLIO MANAGER INTERVIEWS TO LEARN MORE ABOUT THE STRATEGIES USED TO MANAGE EACH EMERALD FUND AND ITS PERFORMANCE DURING THIS PERIOD. REMEMBER, INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY WITH MARKET CONDITIONS. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INTERVIEW                                              (as of November 30, 1996)
--------------------------------------------------------------------------------

EMERALD PRIME ADVANTAGE INSTITUTIONAL AND TREASURY ADVANTAGE INSTITUTIONAL
FUNDS*

Jacqueline R. Lunsford,
INVESTMENT MANAGER

13 years of
investment experience

INVESTMENT GOAL

The Emerald Money Market Funds seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value. Each Fund seeks its objective by investing in:

PRIME ADVANTAGE INSTITUTIONAL FUND

A broad range of U.S. Government, bank and corporate short-term money-market obligations.

TREASURY ADVANTAGE INSTITUTIONAL FUND

Short-term U.S. Treasury securities and other government obligations, which are guaranteed full faith and credit by the U.S. Treasury, and repurchase agreements collateralized by the same.

WHAT FACTORS AFFECTED THE PERFORMANCE OF THE FUNDS?

After rising steadily during the first half of 1996, short-term interest rates remained in a fairly tight trading range in the second half of the year, with 30-day commercial paper yielding between 5.25% and 5.35%. However, the short-term market did occasionally experience some short-lived swings in rates, as sporadic fluctuations in releases of various economic data kept investors guessing as to what direction the Federal Reserve Board would next push interest rates. Our slightly shorter average maturity structure allowed us to take advantage of buying opportunities as they arose.

                     AVERAGE ANNUAL TOTAL RETURNS
                                    EMERALD PRIME    EMERALD TREASURY
                                    INSTITUTIONAL      INSTITUTIONAL
12 MONTH PERIOD ENDING                ADVANTAGE          ADVANTAGE
11/30/96                                  5.29%              5.13%
11/30/95                                  5.76%              5.65%
11/30/94                                  3.83%              3.73%
11/30/93                                  3.31%              2.96%
11/30/92                                  4.00%              3.73%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

---------------

*Investments in the Emerald Prime Advantage Institutional and Treasury Advantage
 Institutional Funds are neither insured nor guaranteed by the U.S. Government, and yields will fluctuate. Although these Funds seek to maintain a stable net asset value (NAV) of $1.00 per share, there is no assurance that they will be able to do so.

--------------------------------------------------------------------------------

WHAT FACTORS COULD AFFECT THE FUNDS IN THE MONTHS AHEAD?

Despite speculation to the contrary, the Fed hasn't made a change to the federal funds rate since January 1996, when it lowered the rate from 5.50% to 5.25%. Since recent indicators -- such as weak Christmas sales -- continue to show that the economy is not overheating, the general consensus now seems to favor no Federal Reserve Board action through the first quarter of 1997. Although money market yields are driven by market forces, they tend to track the fed funds rate. Another factor that could affect interest rates -- and thus the yield on money market funds -- is the strength or weakness of the stock market. If investors begin to take profits and drive the equity market down, then the demand for money market securities would rise, thus causing prices to rise and money market yields to fall.

          SEC 7-DAY YIELDS AS OF NOV. 30, 1996
Prime Advantage Institutional Fund               5.22%
Treasury Advantage Institutional Fund            5.09%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Portfolio of Investments
November 30, 1996
--------------------------------------------------------------------------------

                                                                          S&P/
                                                                         MOODY'S                     PRINCIPAL    AMORTIZED
                                                                         RATINGS           MATURITY   AMOUNT         COST
                                                                        (UNAUDITED) RATE     DATE      (000)       (NOTE 2)
                                                                        ---------  -----   --------  ---------   ------------

BANK NOTE -- 3.7%
  Morgan Guaranty Trust* .............................................   A-1+/P-1   5.50%   12/2/96   $  5,000   $  4,999,253
                                                                                                                 ------------
TOTAL BANK NOTE
 (AMORTIZED COST $4,999,253)..........................................                                              4,999,253
                                                                                                                 ------------

COMMERCIAL PAPER -- 35.1%
  Akzo Nobel, Inc. ...................................................    A-1/P-1   5.32    1/17/97      5,000      4,965,272
  Bass Finance, Ltd. .................................................    A-1/P-1   5.48   12/20/96      5,000      4,985,539
  CSR Finance, Ltd. ..................................................    A-1/P-1   5.47    3/24/97      6,000      5,896,982
  Daimler-Benz, N.A. .................................................   A-1+/P-1   5.79     1/6/97      6,000      5,966,220
  E.I. DuPont de Nemours Co. .........................................   A-1+/P-1   5.22   12/26/96      5,000      4,981,875
  Louis Dreyfus Corp. ................................................   A-1+/P-1   5.28    12/2/96      5,000      4,999,267
  Merrill Lynch & Co., Inc. ..........................................   A-1+/P-1   5.45     4/1/97      5,000      4,908,410
  Tampa Electric Company .............................................   A-1+/P-1   5.26   12/10/96      5,000      4,993,425
  Zeneca Wilmington, Inc. ............................................    A-1/P-1   5.35   12/17/96      5,000      4,988,110
                                                                                                                 ------------
TOTAL COMMERCIAL PAPER
 (AMORTIZED COST $46,685,100).........................................                                             46,685,100
                                                                                                                 ------------

DOMESTIC CERTIFICATE OF DEPOSIT -- 3.8%
  First Alabama Bank .................................................   A-1+/P-1   5.40    1/21/97      5,000      5,000,000
                                                                                                                 ------------
TOTAL DOMESTIC CERTIFICATE OF DEPOSIT
 (AMORTIZED COST $5,000,000)..........................................                                              5,000,000
                                                                                                                 ------------

YANKEE CERTIFICATES OF
 DEPOSIT -- 12.8%
  Canadian Imperial Bank of Commerce, New York Branch ................   A-1+/P-1   5.40    1/15/97      5,000      5,000,000
  National Westminster Bank, New York Branch .........................   A-1+/P-1   5.52     1/6/97      6,000      6,000,059
  Societe Generale, New York Branch ..................................   A-1+/P-1   5.52    1/10/97      6,000      6,000,066
                                                                                                                 ------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
 (AMORTIZED COST $17,000,125).........................................                                             17,000,125
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
 (AMORTIZED COST $73,684,478).........................................                                             73,684,478
                                                                                                                 ------------

                                                                                                     PRINCIPAL    AMORTIZED
                                                                                           MATURITY   AMOUNT         COST
                                                                                   RATE      DATE      (000)       (NOTE 2)
                                                                                   -----   --------  ---------   ------------
REPURCHASE AGREEMENTS -- 44.9%
  C.S. First Boston Corp., dated 11/29/96 with a maturity value
    $31,449,815 (Collateralized by $32,275,000 Student Loan Marketing
    Assoc., 0.00%, 12/27/96, market value of $32,132,989) ............              5.77%   12/2/96   $ 31,435   $ 31,434,700
  Morgan Stanley, dated 11/29/96, with a maturity value of $28,327,567
    (Collateralized by $38,399,556 Government National Mortgage
    Assoc., 6.50%-8.00%, 1/1/00-2/20/28, market value of
    $29,738,034) .....................................................              5.75    12/2/96     28,314     28,314,000
                                                                                                                 ------------

TOTAL REPURCHASE AGREEMENTS
 (AMORTIZED COST $59,748,700).........................................                                             59,748,700
                                                                                                                 ------------

TOTAL INVESTMENTS
 (AMORTIZED COST $133,433,178) (A) -- 100.3%..........................                                            133,433,178

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%).......................                                               (389,574)
                                                                                                                 ------------

NET ASSETS -- 100.0%..................................................                                           $133,043,604
                                                                                                                 ------------
                                                                                                                 ------------

-------------
Percentages indicated are based on net assets of $133,043,604.
 (a) Cost for federal income tax and financial reporting purposes are the same.
  * Variable rate security. Maturity date reflects the next rate change date.

See Notes to Financial Statements.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
November 30, 1996
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (amortized cost $73,684,478)...........  $ 73,684,478
  Repurchase agreements (amortized cost $59,748,700)........................    59,748,700
  Cash......................................................................           166
  Interest receivable.......................................................       224,303
  Prepaid expenses and other assets.........................................         3,708
                                                                              ------------

Total assets................................................................   133,661,355
                                                                              ------------

LIABILITIES:
  Dividends payable.........................................................       550,711
  Accrued expenses and other liabilities:
    Sub-Advisory fees.......................................................        15,853
    Administration fees.....................................................         8,190
    Custodian and transfer agent fees.......................................        15,736
    Audit and legal fees....................................................        15,523
    Other liabilities.......................................................        11,738
                                                                              ------------

Total liabilities...........................................................       617,751
                                                                              ------------

NET ASSETS..................................................................  $133,043,604
                                                                              ------------
                                                                              ------------

Shares Outstanding ($0.001 par value, unlimited number of shares
  authorized)...............................................................   133,053,376
                                                                              ------------
                                                                              ------------

Net Asset Value, Offering Price and Redemption Price per share..............  $       1.00
                                                                              ------------
                                                                              ------------

COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par.....................................  $    133,053
  Additional paid-in capital................................................   132,920,323
  Accumulated net realized losses on investment transactions................        (9,772)
                                                                              ------------

Net Assets, November 30, 1996...............................................  $133,043,604
                                                                              ------------
                                                                              ------------

------------

See Notes to Financial Statements.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Statement of Operations
For the year ended November 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest...............................................             $7,077,677

EXPENSES:
  Sub-Advisory fees......................................  $ 192,134
  Administration fees....................................    127,899
  Transfer agent fees and expenses.......................     24,866
  Custodian fees and expenses............................     27,893
  Legal fees.............................................      6,582
  Audit fees.............................................     17,996
  Reports to shareholders................................     27,724
  Registration fees......................................      3,496
  Trustees' fees.........................................      5,409
  Insurance expense......................................      3,751
  Other expenses.........................................     10,616
                                                           ---------
                                                             448,366
Less: Expense reimbursements.............................     (1,488)
     Expenses paid by third parties......................     (1,220)    445,658
                                                           ---------  ----------
Net Investment Income....................................              6,632,019

REALIZED GAINS ON INVESTMENTS:
  Net realized gains on securities transactions..........                     32
                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....             $6,632,051
                                                                      ----------
                                                                      ----------

------------

See Notes to Financial Statements.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            YEARS ENDED
                                                    ----------------------------
                                                    NOVEMBER 30,   NOVEMBER 30,
                                                        1996           1995
                                                    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations
  Net investment income...........................  $   6,632,019  $   6,474,213
  Net realized gains on securities transactions...             32             --
                                                    -------------  -------------
  Net increase in net assets resulting from
    operations....................................      6,632,051      6,474,213
                                                    -------------  -------------
Dividends to shareholders from net investment
  income..........................................     (6,632,019)    (6,474,213)
                                                    -------------  -------------
Fund Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed.............    393,024,147    303,365,881
  Net asset value of shares issued to shareholders
    in reinvestment of dividends and
    distributions.................................             --         50,237
  Cost of shares redeemed.........................   (391,069,443)  (304,085,710)
                                                    -------------  -------------
  Net increase (decrease) in net assets from Fund
    share transactions............................      1,954,704       (669,592)
                                                    -------------  -------------
Total Increase (Decrease).........................      1,954,736       (669,592)

NET ASSETS:
  Beginning of period.............................    131,088,868    131,758,460
                                                    -------------  -------------
  End of period...................................  $ 133,043,604  $ 131,088,868
                                                    -------------  -------------
                                                    -------------  -------------

-------------

See Notes to Financial Statements.

EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Portfolio of Investments
November 30, 1996
--------------------------------------------------------------------------------

                                                                       PRINCIPAL    AMORTIZED
                                                             MATURITY   AMOUNT         COST
                                                     RATE      DATE      (000)       (NOTE 2)
                                                    ------   --------  ---------   ------------
U.S. GOVERNMENT
 OBLIGATIONS -- 54.2%

U.S. TREASURY BILLS -- 37.8%
  U.S. Treasury Bill .............................  5.20%*   12/19/96   $ 50,000   $ 49,870,625
  U.S. Treasury Bill .............................  5.35*    10/16/97      6,000      5,729,116
                                                                                   ------------
                                                                                     55,599,741
                                                                                   ------------
U.S. TREASURY NOTES -- 16.4%
  U.S. Treasury Note .............................  6.88      2/28/97     15,000     15,057,115
  U.S. Treasury Note .............................  8.50      4/15/97      4,000      4,039,551
  U.S. Treasury Note .............................  6.50      5/15/97      5,000      5,013,436
                                                                                   ------------
                                                                                     24,110,102
                                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (AMORTIZED COST $79,709,843).....................                                   79,709,843
                                                                                   ------------
REPURCHASE AGREEMENTS -- 46.0%
  C.S. First Boston Corp., dated 11/29/96 with a
    maturity value of $32,509,453 (Collateralized
    by $32,620,000 U.S. Treasury Notes, 6.875%,
    2/28/97, market value -- $33,309,995) ........  5.67      12/2/96     32,494     32,494,100
  Morgan Stanley & Co., dated 11/29/96 with a
    maturity value of $35,016,771 (Collateralized
    by $40,303,881 Government National Mortgage
    Assoc., 5.00% - 8.50%, 1/1/00 - 8/20/26,
    market value -- $35,718,899) .................  5.75      12/2/96     35,000     35,000,000
                                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
 (AMORTIZED COST $67,494,100).....................                                   67,494,100
                                                                                   ------------
TOTAL INVESTMENTS
 (AMORTIZED COST $147,203,943) (A) -- 100.2%......                                  147,203,943

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)...                                     (345,360)
                                                                                   ------------
NET ASSETS -- 100.0%..............................                                 $146,858,583
                                                                                   ------------
                                                                                   ------------

-------------

Percentages indicated are based on net assets of $146,858,583.

(a) Cost for federal income tax and financial reporting purposes are the same.

 * Effective yield at date of purchase.

See Notes to Financial Statements.

EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
November 30, 1996
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (amortized cost $79,709,843)...........  $ 79,709,843
  Repurchase agreements (amortized cost $67,494,100)........................    67,494,100
  Cash......................................................................            20
  Interest receivable.......................................................       341,768
  Prepaid expenses and other assets.........................................         3,746
                                                                              ------------

Total assets................................................................   147,549,477
                                                                              ------------

LIABILITIES:
  Dividends payable.........................................................       610,919
  Accrued expenses and other liabilities:
    Sub-Advisory fees.......................................................        18,016
    Administration fees.....................................................         9,308
    Custodian and transfer agent fees.......................................        21,497
    Audit and legal fees....................................................        13,819
    Other liabilities.......................................................        17,335
                                                                              ------------

Total liabilities...........................................................       690,894
                                                                              ------------

NET ASSETS..................................................................  $146,858,583
                                                                              ------------
                                                                              ------------

Shares Outstanding ($0.001 par value, unlimited number of shares
  authorized)...............................................................   146,913,574
                                                                              ------------
                                                                              ------------

Net Asset Value, Offering Price and Redemption Price per share..............  $       1.00
                                                                              ------------
                                                                              ------------

COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par.....................................  $    146,914
  Additional paid-in capital................................................   146,756,394
  Accumulated net realized losses on investment transactions................       (44,725)
                                                                              ------------
Net Assets, November 30, 1996...............................................  $146,858,583
                                                                              ------------
                                                                              ------------

-------------

See Notes to Financial Statements.

EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Statement of Operations
For the year ended November 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest................................................            $7,668,876

EXPENSES:
  Sub-Advisory fees.......................................  $214,144
  Administration fees.....................................   147,230
  Transfer agent fees and expenses........................    26,173
  Custodian fees and expenses.............................    38,643
  Legal fees..............................................    10,133
  Audit fees..............................................    17,349
  Reports to shareholders.................................    32,228
  Registration fees.......................................     5,261
  Trustees' fees..........................................     5,797
  Insurance expense.......................................     4,147
  Other expenses..........................................    28,781
                                                            --------
                                                             529,886
Less: Expense reimbursements..............................    (2,446)
     Expenses paid by third parties.......................      (401)    527,039
                                                            --------  ----------
Net Investment Income.....................................             7,141,837

REALIZED LOSSES ON INVESTMENTS:
  Net realized losses on securities transactions..........               (39,042)
                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......            $7,102,795
                                                                      ----------
                                                                      ----------

------------

See Notes to Financial Statements.

EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            YEARS ENDED
                                                    ----------------------------
                                                    NOVEMBER 30,   NOVEMBER 30,
                                                        1996           1995
                                                    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations
  Net investment income...........................  $   7,141,837  $   7,770,755
  Net realized losses on securities
    transactions..................................        (39,042)       (76,579)
                                                    -------------  -------------
  Net increase in net assets resulting from
    operations....................................      7,102,795      7,694,176
                                                    -------------  -------------
Dividends to shareholders from net investment
  income                                               (7,141,837)    (7,770,755)
                                                    -------------  -------------
Distributions to shareholders from net realized
  gains...........................................             --       (113,374)
                                                    -------------  -------------
Fund Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed.............    288,670,400    291,358,138
  Cost of shares redeemed.........................   (274,622,989)  (285,089,050)
                                                    -------------  -------------
  Net increase in net assets from Fund share
    transactions..................................     14,047,411      6,269,088
                                                    -------------  -------------
Total Increase....................................     14,008,369      6,079,135

NET ASSETS:
  Beginning of period.............................    132,850,214    126,771,079
                                                    -------------  -------------
  End of period...................................  $ 146,858,583  $ 132,850,214
                                                    -------------  -------------
                                                    -------------  -------------

-------------

See Notes to Financial Statements.

EMERALD FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

Emerald Funds (the "Trust") was organized as a Massachusetts business trust on March 15, 1988. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust operates as a series company currently comprising fifteen portfolios. The accompanying financial statements and notes relate only to the Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund (the "Funds"), formerly known as Prime Trust Fund and Treasury Trust Fund, respectively. The investment objective of the Funds is to provide a high level of current income consistent with the maintenance of liquidity, the preservation of capital and a stable net asset value. The Prime Advantage Institutional Fund pursues its objective by investing in a broad range of short-term government, bank and corporate obligations. The Treasury Advantage Institutional Fund seeks to achieve its objective by investing in obligations that the U.S. Treasury has issued or to which the U.S. Treasury has pledged its full faith and credit to guarantee the payment of principal and interest.

    Effective June 29, 1996, Barnett Capital Advisors, Inc. ("Barnett"), a wholly owned subsidiary of Barnett Banks, Inc., became the Funds' investment adviser. Prior to June 29, 1996, Barnett Banks Trust Company, N.A. served as the Funds' investment adviser. Rodney Square Management Corporation (the "Sub-Adviser"), a subsidiary of Wilmington Trust Company, serves as the Funds' investment sub-adviser.

    Effective April 1, 1996, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, Inc. ("BISYS") became the Funds' administrator. Effective May 20, 1996 and June 1, 1996, respectively, BISYS also became the Funds' Fund Accountant and Transfer Agent. Prior to such dates, Concord Holding Corporation, a wholly owned subsidiary of BISYS, served as administrator to the Trust, another fund accountant provided fund accounting services to the Trust and another transfer agent provided transfer agency services to the Trust. Emerald Asset Management, Inc. (the "Distributor") serves as the distributor of the Funds' shares. BISYS is a wholly owned subsidiary and the Distributor is an indirectly owned subsidiary of The BISYS Group, Inc.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A)Security Valuation:

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

B)Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized gains and losses on the sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily.

C)Dividends and Distributions to Shareholders:

Dividends from net investment income are declared daily and are paid monthly to shareholders. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Fund can be reduced by any capital loss

--------------------------------------------------------------------------------

carryovers of that Fund, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

D)Repurchase Agreements:

The Trust's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E)Lending Securities:

If either of the Funds lends its securities, the Fund receives collateral from the borrower, in the form of cash or U.S. Treasury securities or, in the case of the Prime Advantage Institutional Fund, securities of U.S. Government agencies or instrumentalities or an irrevocable letter of credit issued by a bank that meets the credit standards of the Prime Advantage Institutional Fund, in an amount at least equal at all times to the market value of the securities loaned. The Funds continue to receive interest on the securities loaned and may simultaneously earn interest on the collateral held. Each Fund records and values such collateral at its market value on the date of receipt and marks-to-market such collateral on a daily basis through maturity date. If the borrower defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the borrower of the security, realization of the collateral by the Funds may be delayed or limited.

F)Expenses:

The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective portfolios.

G)Federal Income Taxes:

For federal income tax purposes, each Fund is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Fund to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

    At November 30, 1996, the Funds had the following capital loss carryovers:

                                                  EXPIRATION
                                          AMOUNT     DATE
                                          ------  ----------
Prime Advantage
 Institutional Fund.....................  $11,311    2002
                                           2,314     2001
                                          ------
                                          13,625
                                          ------
                                          ------
Treasury Advantage
 Institutional Fund.....................  $39,042    2004

    These capital loss carryovers may be used to offset any future realized gains on securities transactions to the extent provided in the regulations under

--------------------------------------------------------------------------------

the Code. To the extent utilized, the Funds will reduce amounts otherwise payable to shareholders from net realized gains.

H)Other:

The Funds maintain a cash balance with their custodian and receive a reduction of their custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the year ended November 30, 1996, custodian fees and expenses and expenses paid by third parties were increased by $1,220 and $401 for the Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund, respectively. There was no effect on net investment income. The Funds could have invested such cash amounts in an income producing asset if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Barnett. Barnett, in turn, has entered into a Sub-Advisory Agreement with the Sub-Adviser. The Trust has entered into an Administration Agreement and Transfer Agent Agreement with BISYS and a Distribution Agreement with the Distributor. BISYS' fees for serving as Fund Accountant to the Funds are included as part of the Administration fee. The Funds pay BISYS' out-of-pocket accounting expenses.

    The Trust has agreed to pay the Sub-Adviser a fee at an annual rate of 0.15% of the average daily net assets of each of the Funds. Such fees are accrued daily and paid monthly. The Sub-Adviser is responsible for all purchases and sales of each Fund's portfolio securities, subject to the general supervision of both the Board of Trustees and Barnett. As Administrator, BISYS assists in supervising the operations of the Funds. For its services, BISYS is entitled to receive a fee at an annual rate of 0.0775% of the first $5 billion of the Trust's aggregate net assets, 0.07% of the next $2.5 billion, 0.065% of the next $2.5 billion and 0.05% of all assets exceeding $10 billion. In the event the aggregate average daily net assets falls below $3 billion, the fee will be increased to 0.08% of the aggregate average daily net assets of the Trust. Prior to April 1, 1996, Concord Holding Corporation (the prior administrator), also a wholly owned subsidiary of The BISYS Group, Inc., received a fee at the effective annual rate of 0.15% of the average daily net assets of each of the Funds. Such fees are accrued daily and paid monthly. The Distributor does not receive a fee under the Distribution Agreement.

    The Sub-Adviser and Concord (for the period from December 1, 1995 through March 31, 1996) voluntarily agreed to reimburse fees payable to them with respect to each Fund to the extent a Fund's ordinary operating expenses (including fees payable to the Sub-Adviser and Concord) exceed 0.40% of such Fund's average daily net assets. This voluntary reimbursement was terminated by BISYS upon becoming Administrator on April 1, 1996. As a result of such expense limitations, the Sub-Adviser and Concord (for the period from December 1, 1996 through March 31, 1996) reimbursed $1,488 of their fees from the Prime Advantage Institutional Fund and $2,446 of their fees from the Treasury Advantage Institutional Fund for the year ended November 30, 1996.

    For its services as Transfer Agent, BISYS received fees in the amount of $14,202 and $15,628, respectively, for the Prime Advantage Institutional Fund and the Treasury Advantage Institutional Fund for the period from May 20, 1996 through November 30, 1996.

    Certain officers of the Trust are "affiliated persons" (as defined in the Act) of BISYS or the Distributor. Each Trustee receives an annual fee of $14,000 and a meeting fee of $1,500 per meeting for services relating to all of the portfolios constituting the Trust. For the year ended November 30, 1996, the Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund incurred legal fees of $6,582 and $10,133, respectively, earned by a law firm, a partner of which serves as Secretary to the Trust.

--------------------------------------------------------------------------------

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

Because each Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends and distributions, and shares redeemed are equal to the dollar amounts shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

NOTE 5 -- CONCENTRATION OF CREDIT RISK

The Prime Advantage Institutional Fund invests substantially all of its assets in a diversified portfolio of high quality U.S. dollar denominated money market instruments as disclosed in the Portfolio of Investments by security type. The issuers' ability to meet their obligations may be affected by domestic and foreign economic, regional and political developments.

    The Prime Advantage Institutional Fund had the following concentrations by industry sector at November 30, 1996 (as a percentage of total investments):

Repurchase Agreements................       44.8%
Banking..............................       20.2
Chemicals............................        7.5
Automobiles and Trucks...............        4.5
Home Building and Land Development...        4.4
Farming..............................        3.8
Finance Companies....................        3.7
Utilities............................        3.7
Pharmaceuticals......................        3.7
Investment Management................        3.7
                                       ---------
                                           100.0%
                                       ---------
                                       ---------

NOTE 6 -- SUBSEQUENT EVENT

Effective December 1, 1996, Rodney Square Management Corporation will no longer be serving as the Funds' sub-adviser. Barnett will continue serving as investment adviser to the Funds.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                  YEARS ENDED
                                                    ------------------------------------------------------------------------
                                                    NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                        1996           1995           1994           1993          1992*
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 0.9999       $ 0.9999       $ 1.0000       $ 1.0017       $ 1.0000
                                                    ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income...........................      0.0516         0.0561         0.0377         0.0304         0.0392
  Net realized gains (losses) on securities.......      0.0000         0.0000        (0.0038)        0.0005***      0.0017
                                                    ------------   ------------   ------------   ------------   ------------
  Total income from investment operations.........      0.0516         0.0561         0.0339         0.0309         0.0409
                                                    ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  Dividends from net investment income............     (0.0516)       (0.0561)       (0.0377)       (0.0304)       (0.0392)
  Distributions from net realized gains on
    securities....................................     (0.0000)       (0.0000)       (0.0000)       (0.0022)       (0.0000)
                                                    ------------   ------------   ------------   ------------   ------------
  Total dividends and distributions...............     (0.0516)       (0.0561)       (0.0377)       (0.0326)       (0.0392)
                                                    ------------   ------------   ------------   ------------   ------------
  Increase due to voluntary capital contribution
    from Sub-Adviser..............................      0.0000         0.0000         0.0037         0.0000         0.0000
                                                    ------------   ------------   ------------   ------------   ------------
Net change in net asset value.....................      0.0000         0.0000        (0.0001)       (0.0017)        0.0017
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD....................    $ 0.9999       $ 0.9999       $ 0.9999       $ 1.0000       $ 1.0017
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total return......................................        5.29%          5.76%          3.83%          3.31%          4.00%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)................    $133,044       $131,089       $131,758       $111,769       $ 99,192
  Ratio of expenses to average net assets.........        0.35%          0.40%          0.40%          0.40%          0.40%
  Ratio of net investment income to average net
    assets........................................        5.16%          5.60%          3.80%          3.03%          3.89%
  Ratio of expenses to average net assets**.......        0.35%          0.46%          0.44%          0.44%          0.46%
  Ratio of net investment income to average net
    assets**......................................        5.16%          5.54%          3.76%          3.00%          3.83%

---------------

  * Effective April 22, 1992, Rodney Square Management Corporation, a subsidiary of Wilmington Trust Company, became the Fund's investment Sub-Adviser.

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. During the year ended November 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. The ratios were not affected.

*** Net realized gain per share is the direct result of a decrease in outstanding shares between 11/30/92 and the date of the gain distribution.

See Notes to Financial Statements.

EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                  YEARS ENDED
                                                    ------------------------------------------------------------------------
                                                    NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                        1996           1995           1994           1993          1992*
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 1.0000       $ 1.0015       $ 0.9999       $ 0.9999       $ 1.0000
                                                    ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income...........................      0.0501         0.0551         0.0367         0.0292         0.0367
  Net realized gains (losses) on securities.......     (0.0004)       (0.0006)        0.0016         0.0000        (0.0001)
                                                    ------------   ------------   ------------   ------------   ------------
  Total income from investment operations.........      0.0497         0.0545         0.0383         0.0292         0.0366
                                                    ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  Dividends from net investment income............     (0.0501)       (0.0551)       (0.0367)       (0.0292)       (0.0367)
  Distributions from net realized gains on
    securities....................................     (0.0000)       (0.0009)       (0.0000)       (0.0000)       (0.0000)
                                                    ------------   ------------   ------------   ------------   ------------
  Total dividends and distributions...............     (0.0501)       (0.0560)       (0.0367)       (0.0292)       (0.0367)
                                                    ------------   ------------   ------------   ------------   ------------
Net change in net asset value.....................     (0.0004)       (0.0015)        0.0016         0.0000        (0.0001)
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD....................    $ 0.9996       $ 1.0000       $ 1.0015       $ 0.9999       $ 0.9999
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total return......................................        5.13%          5.74%          3.73%          2.96%          3.74%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)................    $146,859       $132,850       $126,771       $166,410       $183,072
  Ratio of expenses to average net assets.........        0.37%          0.40%          0.40%          0.40%          0.40%
  Ratio of net investment income to average net
    assets........................................        5.00%          5.54%          3.61%          2.92%          3.72%
  Ratio of expenses to average net assets**.......        0.37%          0.45%          0.44%          0.42%            (a)
  Ratio of net investment income to average net
    assets**......................................        5.00%          5.50%          3.57%          2.90%            (a)

---------------

 * Effective April 22, 1992, Rodney Square Management Corporation, a subsidiary of Wilmington Trust Company, became the Fund's investment Sub-Adviser.

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. During the year ended November 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. The ratios were not affected.

(a) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees
and Shareholders of
Emerald Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerald Prime Advantage Institutional Fund (formerly known as Emerald Prime Trust Fund) and Emerald Treasury Advantage Institutional Fund (formerly known as Emerald Treasury Trust
Fund) (two of the portfolios constituting the Emerald Funds, hereafter referred to as the "Funds") at November 30, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management, our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

New York, New York

January 22, 1997

EMERALD FUNDS
--------------------------------------------------------------------------------

Results of Special Shareholder Meeting (Unaudited)
--------------------------------------------------------------------------------

    On October 30, 1996, a special meeting of the shareholders of the Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund was held to approve a new investment advisory agreement with Barnett Capital Advisors, Inc. with respect to the Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund. The results of such solicitation are as follows:

                                                          IN FAVOR      OPPOSED     ABSTAIN
                                                        -------------  ----------  ----------
Prime Advantage Institutional Fund....................    116,669,370     726,810   1,802,093
Treasury Advantage Institutional Fund.................    122,330,846   4,203,464   8,936,043

EMD-0133
EMMMINSAN 97